Discontinued Operations - Summary of Net Loss from Starz's Discontinued Operations (Parenthetical) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Other asset impairment charges	$ 25.8	$ 0.0
Starz Business of Lions Gate Entertainment Corp
Content impairment loss	2.5	137.8	$ 160.8	$ 313.1	$ 3.9
Other asset impairment charges	$ 7.1	3.8	5.4
Goodwill impairment		$ 494.0	$ 494.0	1,475.0
Starz Business of Lions Gate Entertainment Corp | Lionsgate Plus Reporting Unit
Goodwill impairment				$ 213.3